                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-03196

                             CASH RESERVE FUND, INC.
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       9/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Deutsche Bank Alex. Brown

Cash Reserve Fund, Inc.

Prime Series
Treasury Series
Tax-Free Series

Semiannual Report to Shareholders

September 30, 2004

Table of Contents

Portfolio Management Review <Click Here>

Cash Reserve Fund, Inc.

Information About Your Fund's Expenses <Click Here>

Investment Summary <Click Here>

Schedule of Investments <Click Here>

Statements of Assets and Liabilities <Click Here>

Statements of Operations <Click Here>

Statements of Changes in Net Assets <Click Here>

Financial Highlights <Click Here>

Notes to Financial Statements <Click Here>

Other Information <Click Here>

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, talk to your financial representative or call Shareholder Services at (800) 730-1313. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Portfolio Manager Geoffrey Gibbs discusses the market environment and the portfolio team's approach to managing Cash Reserve Fund during the fund's most recent semiannual period ended September 30, 2004.

Q: Will you discuss the market environment for the fund during the six-month period?

A: At the start of the second quarter, the nonfarm payroll figure surprised everyone as the government reported that the economy had created more than 300,000 new jobs in March. With this news, fixed-income markets experienced a dramatic turnaround, with one-year LIBOR rates spiking from 1.35% to 1.85% in anticipation of a potential rate hike as early as August.1 The April and May nonfarm payroll report was also strong, and the Fed now stated that it would begin to raise interest rates in the near future. The Fed was signaling its concerns over a possible resurgence in inflation and hinted that it would soon take steps to remove its accommodative posture on short-term interest rates. In anticipation of a change in the Fed's stance, we reduced average maturity. The markets reacted swiftly, with the yield curve steepening from April through June and the one-year LIBOR rate rising to 2.5%. Investors were anticipating that the fed funds rate would eventually rise to 2.25% in four to five increments by year end. As the Fed's June meeting drew closer, we continued to reduce average maturity, purchasing only shorter-term issues, as the market began to "price in" additional Fed rate hikes. When the Fed finally raised the federal funds rate by 25 basis points in late June, it stated that it would conduct its credit-tightening program at a "measured" pace. As the money market yield curve began to stabilize, market participants resumed purchasing longer-term issues.

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

As we moved into the third quarter, US economic momentum hit a "soft patch" as consumer purchasing slackened, job creation dipped, oil prices rose to $45 per barrel and the geopolitical situation deteriorated. In reaction, investors began to question whether the number of Fed rate hikes that previously had been priced into the market would actually occur, and the yield curve flattened. Meanwhile, the Fed raised rates in increments of 25 basis points two times, at its August and September meetings. Because of the slackening in the economy, however, the market downgraded its forecast for Fed rate hikes during the remainder of 2004: It predicted one more 25-basis-point move in November, no action in December and a 2% fed funds rate by year end.

Q: How did the fund perform over its most recent semiannual period?

A: We were able to maintain a $1 share price and produce a competitive yield in the Cash Reserve Fund. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Q: In light of market conditions during the period, what has been the strategy for the Prime Series and the Treasury Series?

A: In the second quarter, the yield curve steepened considerably in response to concerns that the Fed would raise short-term interest rates aggressively over the next 12 to 24 months. Our strategy was to sharply decrease the fund's average maturity, limiting our purchases to three months and shorter. As the employment picture moderated, we selectively purchased securities of slightly longer maturity, while maintaining a weighted average maturity of approximately 37 to 69 days for the Prime Series and 32 to 58 days for the Treasury Series during the period.

During this period, we increased the fund's allocation in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate.

Our decision to increase our allocation in this sector helped performance during the period.

7-Day Current Yield[2]	(as of 9/30/04)
Prime Shares iMoneyNet First Tier Retail Money Funds Average[3]	1.03% 0.90%
Treasury Shares iMoneyNet Treasury Retail Money Funds Average[3]	0.79% 0.80%
Tax-Free Shares[4] iMoneyNet National Retail Tax-Free Money Funds Average[3]	0.75% 0.78%

2 The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate. Past performance is not indicative of future results. Yields are historical and will fluctuate.
3 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
4 For certain investors a portion of the series' income may be subject to the federal alternative minimum tax. Distribution of the series' income may be subject to state and local taxes.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Q: What has been the strategy for the Tax-Free Series?

A: Over the six-month period, we continued to focus on the highest-quality investments for the Tax-Free Series while seeking competitive yields across the municipal investment spectrum. During the period, the tax-free money markets were whipsawed by dramatic changes in supply, due to (1) the $15 billion of supply from California's Revenue Anticipation Notes and Revenue Anticipation Warrants that had entered the market in October 2003, followed by (2) the sudden withdrawal of this supply from the market in June as California refunded the $15 billion of short-term debt, issuing longer-term debt in its place. It took over a month for the markets, and tax-exempt interest rates, to adjust after this significant withdrawal of supply. Though we were invested in essential service credits from California agencies and counties over the period, we avoided state of California issues because of the state's unsettled financial situation.

During the reporting period, we maintained a cautious stance by targeting an average maturity similar to our peers. At the close of the period, the fund was positioned with an average maturity target of 22 to 36 days. The fund also has a targeted portfolio allocation of 70% of assets in floating-rate securities and 30% in fixed-rate instruments. Our decision to increase the fund's floating-rate position helped performance during the period. In addition, we continued to focus on the highest-quality investments while seeking competitive yields. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Q: What detracted from performance during the period?

A: As we moved into the third quarter, when the yield curve began to flatten, we waited to extend maturity until we were certain that one-year rates had peaked. We preferred to err on the side of caution, and missed the recent top of the LIBOR rate at 2.5%. Given the dramatic turns in economic data thus far this year, we feel it is prudent to keep maturity shorter - and forgo some yield pickup - when the direction of interest rates has been so variable.

Q: Do you foresee any change in your management strategies?

A: Going forward, we will continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yields for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Treasury Series limited these expenses; had they not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended September 30, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Prime Series

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2004
Actual Fund Return	Prime Shares	Prime Institutional Shares
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,003.30	$ 1,005.20
Expenses Paid per $1,000*	$ 3.50	$ 1.56
Hypothetical 5% Fund Return	Prime Shares	Prime Institutional Shares
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,021.58	$ 1,023.44
Expenses Paid per $1,000*	$ 3.53	$ 1.58

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
Prime Shares	.70%
Prime Institutional Shares	.31%

Treasury Series

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2004
Actual Fund Return	Treasury Shares	Treasury Institutional Shares
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,002.70	$ 1,004.70
Expenses Paid per $1,000*	$ 3.37	$ 1.42
Hypothetical 5% Fund Return	Treasury Shares	Treasury Institutional Shares
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,021.70	$ 1,023.66
Expenses Paid per $1,000*	$ 3.40	$ 1.43

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
Treasury Shares	.67%
Treasury Institutional Shares	.28%

Tax-Free Series

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2004
Actual Fund Return	Tax-Free Shares	Tax-Free Institutional Shares
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,002.40	$ 1,004.20
Expenses Paid per $1,000*	$ 3.58	$ 1.65
Hypothetical 5% Fund Return	Tax-Free Shares	Tax-Free Institutional Shares
Beginning Account Value 4/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/04	$ 1,021.49	$ 1,023.43
Expenses Paid per $1,000*	$ 3.62	$ 1.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
Tax-Free Shares	.71%
Tax-Free Institutional Shares	.33%

For more information, please refer to the Fund's prospectus.

Investment Summary

Prime Series

Portfolio Composition	9/30/04	3/31/04

Commercial Paper	32%	32%
Floating Rate Notes	23%	11%
Repurchase Agreements	12%	20%
US Government Sponsored Agencies+	10%	9%
Certificates of Deposit and Bank Notes	9%	16%
Promissory Notes	5%	-
Funding Agreements	4%	5%
Government National Mortgage	-	1%
Short-Term Notes	4%	6%
US Government Backed	1%	-
	100%	100%

+ Not backed by the full faith and credit of the US Government
Weighted Average Maturity*
Cash Reserve Fund, Inc. - Prime Series	42 days	54 days
First Tier Money Fund Average	43 days	54 days

Treasury Series

Portfolio Composition	9/30/04	3/31/04

US Government Backed	100%	100%
Weighted Average Maturity*
Cash Reserve Fund, Inc. - Treasury Series	43 days	42 days
Government Money Fund Average	41 days	55 days

Tax-Free Series

Portfolio Composition	9/30/04	3/31/04

Municipal Investments	100%	100%
Weighted Average Maturity*
Cash Reserve Fund, Inc. - Tax-Free Series	27 days	30 days
Tax-Free Money Fund Average	36 days	37 days

* The Funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average consists of all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds.

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see pages 9-18. A quarterly Fact Sheet will be available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Other Information section for contact information.

Schedule of Investments as of September 30, 2004 (Unaudited)

Prime Series	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 8.8%
BNP Paribas, 2.02%, 3/21/2005	20,000,000	19,997,135
Citibank New York NA, 1.64%, 11/5/2004	25,000,000	25,000,000
Fortis Bank NV, 1.435%, 11/16/2004	30,000,000	29,999,434
HSBC Bank USA, 1.6%, 11/10/2004	25,000,000	25,000,000
National Australia Bank Ltd., 1.45%, 12/13/2004	15,000,000	15,005,324
Norddeutsche Landesbank Girozentrale, 1.91%, 3/29/2005	20,000,000	19,997,884
Northern Rock PLC, 1.55%, 10/18/2004	50,000,000	50,000,000
Societe Generale, 1.85%, 2/17/2005	25,000,000	24,997,122
UniCredito Italiano SpA, 1.505%, 10/6/2004	25,000,000	25,000,000
Total Certificates of Deposit and Bank Notes (Cost $234,996,899)		234,996,899

Commercial Paper 32.1%
Beta Finance, Inc., 1.54%**, 10/1/2004	20,000,000	20,000,000
British Transco Cap, Inc.:
1.77%**, 10/15/2004	30,000,000	29,979,350
1.78%**, 10/25/2004	10,327,000	10,314,745
1.78%**, 11/4/2004	4,905,000	4,896,754
Cancara Asset Securitization LLC, 1.78%**, 10/19/2004	25,000,000	24,977,750
CIT Group, Inc.:
1.72%**, 12/1/2004	18,000,000	17,947,540
1.88%**, 2/7/2005	25,000,000	24,831,584
1.9%**, 1/18/2005	28,000,000	27,838,922
Depfa Bank PLC, 1.18%**, 11/19/2004	50,000,000	49,919,695
DNB Nor Bank ASA, 1.55%**, 11/5/2004	40,000,000	39,939,722
Falcon Asset Securitization Corp., 1.79%**, 11/1/2004	30,000,000	29,953,758
General Electric Capital Corp.:
1.49%**, 11/9/2004	22,000,000	21,964,488
1.88%**, 2/1/2005	75,000,000	74,518,250
Giro Funding US Corp.:
1.79%**, 10/21/2004	20,000,000	19,980,111
1.8%**, 10/22/2004	15,000,000	14,984,250
Grampian Funding Ltd.:
1.68%**, 12/13/2004	25,000,000	24,914,834
2.04%**, 3/22/2005	40,000,000	39,610,133
Hewlett Packard Co., 1.61%**, 10/28/2004	20,000,000	19,975,850
International Lease Finance Corp., 1.78%**, 11/8/2004	6,500,000	6,487,787
Irish Life & Permanent PLC, 1.76%**, 2/8/2005	20,000,000	19,872,889
Jupiter Securitization Corp., 1.79%**, 10/22/2004	40,000,000	39,958,233
K2 (USA) LLC:
1.87%**, 2/18/2005	22,500,000	22,336,375
2.04%**, 3/23/2005	9,000,000	8,911,770
Lake Constance Funding LLC, 1.91%**, 12/15/2004	10,000,000	9,960,208
Park Avenue Receivables Corp., 1.7%**, 10/8/2004	20,000,000	19,993,389
Province of Quebec, 1.47%**, 1/11/2005	23,000,000	22,904,205
Prudential PLC:
1.5%**, 10/25/2004	35,000,000	34,965,000
1.65%**, 10/29/2004	52,000,000	51,933,267
RWE AG, 1.55%**, 11/5/2004	7,500,000	7,488,698
Scaldis Capital LLC:
1.78%**, 10/19/2004	25,971,000	25,947,886
1.92%**, 2/28/2005	20,000,000	19,840,000
Sheffield Receivables Corp., 1.78%**, 10/8/2004	20,000,000	19,993,078
Tango Finance Corp., 1.57%**, 11/3/2004	25,000,000	24,964,021
WestPac Capital Corp., 1.17%**, 10/12/2004	20,000,000	19,992,850
Total Commercial Paper (Cost $852,097,392)		852,097,392

Floating Rate Notes* 23.3%
American Express Centurion Bank, 1.84%, 9/1/2005	10,000,000	10,003,485
American Honda Finance Corp.:
144A, 1.65%, 5/6/2005	25,000,000	25,000,000
144A, 1.838%, 9/19/2005	20,000,000	19,998,076
Beta Finance, Inc., 144A, 1.695%, 4/15/2005	30,000,000	29,995,973
Lehman Brothers Holding, Inc., 1.81%, 3/10/2005	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 1.84%, 2/4/2005	15,000,000	15,000,000
Morgan Stanley:
1.86%, 1/6/2005	40,000,000	40,000,000
1.86%, 2/18/2005	27,000,000	27,000,000
1.86%, 4/19/2005	60,000,000	60,000,000
Natexis Banque Populaires:
1.678%, 6/9/2005	30,000,000	29,994,801
1.783%, 10/20/2004	20,000,000	19,999,790
National City Bank:
1.735%, 6/10/2005	20,000,000	20,004,868
1.815%, 5/24/2005	20,000,000	20,000,000
Permanent Financing PLC, "1A", Series 4, 1.69%, 3/10/2005	25,000,000	25,000,000
Pfizer, Inc., 144A, 1.748%, 10/7/2005	40,000,000	40,000,000
Societe Generale:
1.29%, 1/6/2005	20,000,000	19,962,893
1.83%, 2/25/2005	25,000,000	24,999,879
SunTrust Bank NA, 1.81%, 4/1/2005	40,000,000	40,001,985
Toyota Motor Credit Corp., 1.895%, 3/31/2005	50,000,000	50,000,000
Wells Fargo & Co., 2.001%, 10/1/2004	30,000,000	30,130,252
Westpac Banking Corp., 1.79%, 9/9/2005	20,000,000	19,994,362
Total Floating Rate Notes (Cost $617,086,364)		617,086,364

Short Term Notes 3.8%
Bear Stearns & Co., Inc.:
2.025%, 1/1/2044	75,000,000	75,000,000
2.025%, 1/1/2049	25,000,000	25,000,000
Total Short Term Notes (Cost $100,000,000)		100,000,000

US Government Sponsored Agencies 10.0%
Federal Home Loan Bank, 1.745%**, 9/12/2005	30,000,000	29,982,897
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005	15,000,000	15,000,000
Series RB, 1.6%**, 11/9/2004	20,000,000	19,965,333
1.64%**, 12/1/2004	40,000,000	39,888,845
3.25%, 11/15/2004	15,000,000	15,031,416
Federal National Mortgage Association:
1.51%**, 1/18/2005	40,000,000	39,994,302
1.62%**, 11/3/2004	30,000,000	29,955,450
1.751%**, 2/18/2005	40,000,000	39,997,693
1.8%, 5/27/2005	15,000,000	15,000,000
1.81%, 5/27/2005	20,000,000	20,000,000
Total US Government Sponsored Agencies (Cost $264,815,936)		264,815,936

US Government Backed 0.7%
US Treasury Notes, 2.0%, 11/30/2004 (Cost $20,028,204)	20,000,000	20,028,204

Funding Agreements 4.3%
GE Capital Assurance Co.:
1.88%, 3/1/2005	20,000,000	20,000,000
2.1%, 9/1/2005	45,000,000	45,000,000
Travelers Insurance Co., 1.74%, 1/27/2005	50,000,000	50,000,000
Total Funding Agreements (Cost $115,000,000)		115,000,000

Promissory Notes 5.0%
Goldman Sachs Group, Inc.:
1.26%, 11/8/2004	25,000,000	25,000,000
1.27%, 11/8/2004	22,000,000	22,000,000
1.94%, 5/26/2005	85,000,000	85,000,000
Total Promissory Notes (Cost $132,000,000)		132,000,000

Repurchase Agreements 11.9%
Repurchase Agreement with Goldman Sachs Co., Inc., 1.81%, dated 9/27/2004, to be repurchased at $50,017,597 on 10/4/2004 (b)	50,000,000	50,000,000
Repurchase Agreement with JPMorgan Chase, Inc., 1.91%, dated 9/30/2004, to be repurchased at $65,551,427 on 10/1/2004 (c)	65,547,949	65,547,949
Repurchase Agreement with UBS Warburg, 1.90%, dated 9/30/2004, to be repurchased at $200,010,556 on 10/1/2004 (d)	200,000,000	200,000,000
Total Repurchase Agreements (Cost $315,547,949)		315,547,949

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,651,572,744) (a)	99.9	2,651,572,744
Other Assets and Liabilities, Net	0.1	1,487,609
Net Assets	100.0	2,653,060,353

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purpose was $2,651,572,744.
(b) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

55,233,573	Federal National Mortgage Association	5.00	3/1/2034	51,500,000
Total Collateral Value				51,500,000

(c) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

28,032,143	Federal National Mortgage Association	5.50	12/1/2017	29,220,205
37,558,140	Federal National Mortgage Association	5.50	9/1/2034	38,295,803
Total Collateral Value				67,516,008

(d) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

53,528,914	Federal Home Loan Mortgage Corporation	-	11/1/2027-12/1/2032	55,310,815
145,569,656	Federal National Mortgage Association	-	9/1/2027-12/1/2033	148,690,115
Total Collateral Value				204,000,930

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of September 30, 2004 (Unaudited)

Treasury Series	Principal Amount ($)	Value ($)

US Government Backed 100.0%
US Treasury Bills, 1.3%*, 10/21/2004	50,000,000	49,964,445
US Treasury Bills, 1.32%*, 10/7/2004	20,949,000	20,944,461
US Treasury Bills, 1.38%*, 11/26/2004	13,000,000	12,972,599
US Treasury Bills, 1.41%*, 10/21/2004	6,721,000	6,715,829
US Treasury Bills, 1.48%*, 11/4/2004	20,000,000	19,972,611
US Treasury Bills, 1.49%*, 11/18/2004	50,000,000	49,902,333
US Treasury Bills, 1.52%*, 11/4/2004	25,000,000	24,964,702
US Treasury Bills, 1.58%*, 10/7/2004	10,334,000	10,331,313
US Treasury Bills, 1.58%*, 12/2/2004	40,000,000	39,892,878
US Treasury Bills, 1.59%*, 10/28/2004	50,000,000	49,941,125
US Treasury Bills, 1.63%*, 10/15/2004	100,000,000	99,937,388
US Treasury Bills, 1.73%*, 1/6/2005	14,000,000	13,935,872
US Treasury Bills, 1.74%*, 1/20/2005	7,000,000	6,963,308
US Treasury Bills, 1.9%*, 3/3/2005	30,000,000	29,762,531
US Treasury Note, 2.0%, 11/30/2004	14,000,000	14,017,300
US Treasury Note, 5.875%, 11/15/2004	10,000,000	10,057,757
Total US Government Backed (Cost $460,276,452)		460,276,452

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $460,276,452) (a)	100.0	460,276,452
Other Assets and Liabilities, Net	0.0	(45,267)
Net Assets	100.0	460,231,185

* Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $460,276,452.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of September 30, 2004 (Unaudited)

Tax-Free Series	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
Alabama 3.1%
Alabama, Housing Finance Authority, Multi-family Housing Revenue, Heatherbrooke Project, Series C, 1.73%*, 6/15/2026	8,200,000	8,200,000
Alabama, Housing Finance Authority, Multi-family Housing Revenue, Rime Village Hoover Project, Series A, 1.73%*, 6/15/2026	7,500,000	7,500,000
Birmingham, AL, Waterworks and Sewer Revenue, Series 2003-A, 1.75%*, 1/1/2043 (c)	2,500,000	2,500,000
Evergreen, AL, Industrial Development Authortity, Tenax Manufacturing Project, 1.69%*, 12/1/2012, Wachovia Bank NA (b)	2,700,000	2,700,000
Jefferson County, AL, Sewer Revenue, Series A, 1.7%*, 2/1/2042 (c)	5,950,000	5,950,000
		26,850,000
Alaska 1.1%
Alaska, State General Obligation, Series 1825, 1.73%*, 2/1/2011 (c)	6,550,000	6,550,000
Anchorage, AL, Core City, General Obligation, Series II-R, 1.7%*, 6/1/2019 (c)	2,975,000	2,975,000
		9,525,000
Arizona 1.4%
Apache County, AR, Industrial Development Authority, Series 83A, 1.75%*, 12/15/2018, Credit Suisse First Boston (b)	2,100,000	2,100,000
Salt River, AZ, Agricultural Improvement and Power District, 1.3%*, 10/13/2004	10,000,000	10,000,000
		12,100,000
California 1.4%
California, Infrastructure & Economic Development Bank Revenue, J. Paul Getty Trust, Series B, 1.17%*, 4/1/2033	7,500,000	7,500,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/30/2005	3,600,000	3,636,962
Los Angeles, CA, Unified School District, 144A, 1.78%*, 1/1/2028 (c)	700,000	700,000
		11,836,962
Colorado 1.3%
Colorado, General Fund Revenue, Tax & Revenue Anticipation Notes, 3.0%, 6/27/2005	1,000,000	1,010,366
Colorado, State Education Loan Program, 144A, Series L48J, 1.2%*, 8/9/2005	7,100,000	7,100,000
Colorado, Transportation/Tolls Revenue, Transportation Department, 1.75%*, 12/15/2016 (c)	3,330,000	3,330,000
		11,440,366
Delaware 0.2%
Delaware, Economic Development Authority, Series A, 1.68%*, 12/1/2015 (c)	1,700,000	1,700,000
District of Columbia 1.0%
District of Columbia, General Obligation, Series D, 1.71%*, 6/1/2029 (c)	4,225,000	4,225,000
District of Columbia, The Washington Home, Inc., Revenue, 1.69%*, 8/1/2029, First Union National Bank (b)	3,985,000	3,985,000
		8,210,000
Florida 11.9%
Florida, Board of Education, Lottery Revenue, 144A, Series PT-1952, 1.7%*, 1/1/2009 (c)	10,400,000	10,400,000
Florida, Capital Projects Finance Authority, Glenridge on Palmer Ranch, Series C, 1.72%*, 6/1/2012, Bank of Scotland (b)	10,500,000	10,500,000
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 1.75%*, 7/1/2020 (c)	12,540,000	12,540,000
Gulf Breeze, FL, Florida Municipal Bond Revenue, Series A, 1.72%*, 3/31/2021, Bank of America (b)	8,015,000	8,015,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health, Series A, 1.7%*, 11/15/2032, Suntrust Bank (b)	4,500,000	4,500,000
Highlands County, FL, Hospital and Health Care Revenue, Health Facilities Authority, Adventist Health Systems, Series B, 1.68%*, 11/15/2009, Suntrust Bank (b)	27,610,000	27,610,000
Jacksonville, FL, Capital Project Revenue, Series 2, 1.7%*, 10/1/2022 (c)	6,700,000	6,700,000
Miami-Dade County, FL, School Board Certificates of Partnership, Series R-4022, 1.75%*, 8/1/2021 (c)	3,620,000	3,620,000
Orlando, FL, Utility Committee, 1.25%*, 12/10/2004	3,000,000	3,000,000
Pasco County, FL, School Board Certificates of Participation, 1.7%*, 8/1/2026 (c)	10,675,000	10,675,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, 1.76%*, 7/1/2034, Suntrust Bank (b)	4,200,000	4,200,000
		101,760,000
Georgia 7.0%
Atlanta, GA, Airport Revenue:
Series B-1, 1.71%*, 1/1/2030 (c)	15,000,000	15,000,000
Series C-1, 1.71%*, 1/1/2030 (c)	1,000,000	1,000,000
Cobb County, GA, Development Authority Revenue, MT Paran Christian School Project, 1.69%*, 7/1/2022, Wachovia Bank NA (b)	2,500,000	2,500,000
De Kalb County, GA, Housing Authority, Multi-family Housing Revenue, Clairmont Crest Project, 1.7%*, 6/15/2025	2,000,000	2,000,000
De Kalb County, GA, Housing Authority, Multi-family Housing Revenue, Post Asford Project, 1.69%*, 6/1/2025	6,245,000	6,245,000
Fayette County, GA, Development Authority Educational Facilities Revenue, Catholic School Properties, Inc., Project, 1.69%*, 4/1/2024, Wachovia Bank (b)	3,500,000	3,500,000
Fulco, GA, Hospital Authority Revenue, Piedmont Hospital Project, 1.69%*, 3/1/2024, Suntrust Bank, Atlanta (b)	2,705,000	2,705,000
Fulton County, GA, Development Authority Revenue, Donnellan School Project, 1.69%*, 7/1/2020, Wachovia Bank NA (b)	1,850,000	1,850,000
Fulton County, GA, Development Authority Revenue, Lovett School Project, 1.69%*, 7/1/2026, Suntrust Bank (b)	1,500,000	1,500,000
Georgia, Medical Center Hospital Authority Revenue, Spring Harbor, Atlanta Green IS, 1.69%*, 7/1/2034, Bank of Scotland (b)	12,660,000	12,660,000
La Grange, GA, Development Authority Revenue, LaGrange College Project, 1.74%*, 6/1/2031, Suntrust Bank (b)	2,930,000	2,930,000
Macon-Bibb County, GA, Hospital Authority Revenue, Medical Center of Central Georgia, 1.69%*, 12/1/2018, Suntrust Bank (b)	2,525,000	2,525,000
Roswell, GA, Housing Authority Revenue, Multi-family Revenue, Post Canyon Project, 1.69%*, 6/1/2025	5,700,000	5,700,000
		60,115,000
Hawaii 1.7%
Hawaii, General Obligation:
Series R-4545, 1.75%*, 8/1/2020 (c)	5,210,000	5,210,000
144A, Series R-4553, 1.75%*, 5/1/2023 (c)	9,030,000	9,030,000
		14,240,000
Illinois 9.4%
Chicago, IL, General Obligation:
Series B, 1.7%*, 1/1/2037 (c)	3,900,000	3,900,000
Series A, 1.75%*, 1/1/2042 (c)	2,690,000	2,690,000
Chicago, IL, Sales Tax Revenue, 1.7%*, 1/1/2034 (c)	9,050,000	9,050,000
Du Page County, IL, Benedictine University Building Project, 144A, 1.71%*, 7/1/2024, LaSalle Bank NA (b)	23,950,000	23,950,000
Illinois, Certificates of Participation, 2.0%, 10/22/2004	13,800,000	13,806,371
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 1.7%*, 12/1/2033, Bank One NA (b)	6,200,000	6,200,000
Illinois, Development Finance Authority, Jewish Federation Projects, 1.7%*, 9/1/2024 (c)	1,425,000	1,425,000
Illinois, Educational Facilities Authority Revenue, 1.37%*, 11/16/2004	7,500,000	7,500,000
Illinois, Educational Facilities Authority Revenue, Elmhurst College, 1.7%*, 3/1/2033, Bank One NA (b)	1,300,000	1,300,000
Illinois, Finance Authority Revenue, Northwestern University:
Series A, 1.69%*, 12/1/2034	9,700,000	9,700,000
Series B, 1.7%*, 12/1/2034	600,000	600,000
		80,121,371
Indiana 2.6%
ABN Amro Munitops, Munitops Certificate Trust, 144A, Series 2003-32, 1.75%*, 1/15/2012 (c)	18,000,000	18,000,000
Indiana, Municipal Power Agency, Power Supplies System Revenue, Refunding, Series A, 1.69%*, 1/1/2018, Toronto - Dominion Bank (b)	1,200,000	1,200,000
Indiana, Transportation/Tolls Revenue, Series R-4528, 1.75%*, 6/1/2018 (c)	2,990,000	2,990,000
		22,190,000
Iowa 3.1%
Iowa, Finance Authority Hospital Facilities Revenue, Iowa Health Systems, Series B, 1.71%*, 7/1/2020 (c)	4,625,000	4,625,000
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 1.71%*, 7/1/2015 (c)	3,300,000	3,300,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood Center, 1.71%*, 2/1/2023, Wells Fargo Bank NA (b)	2,200,000	2,200,000
Iowa, School Cash Anticipation Program, Warrant Certificates, Series B, 2.0%, 1/28/2005 (c)	16,500,000	16,552,000
		26,677,000
Kansas 1.5%
Kansas, Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 1.65%*, 11/15/2034, Suntrust Bank (b)	12,500,000	12,500,000
Kentucky 2.5%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.35%*, 8/1/2013, Credit Lyonnais (b)	2,200,000	2,200,000
Pendleton County, KY, Multi-County Lease Revenue, Kentucky Association Counties Leasing Program, 1.21%*, 10/8/2004, Commonwealth Bank Australia (b)	9,000,000	9,000,000
Shelby County, KY, Industrial Improvement Project, Lease Revenue, Series A, 1.72%*, 9/1/2034, US Bank NA (b)	10,000,000	10,000,000
		21,200,000
Maryland 1.5%
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facilities, Series A, 1.71%*, 10/15/2020	12,500,000	12,500,000
Michigan 2.2%
ABN Amro Munitops, Certificate Trust, 144A, Series 2003-3, 1.74%*, 1/1/2011 (c)	6,650,000	6,650,000
Flushing, MI, General Obligation, Community Schools, 144A, Series R-4517, 1.75%*, 5/1/2023	5,100,000	5,100,000
Garden City, MI, Hospital Revenue, Series A, 1.73%*, 9/1/2026, First of America Bank (b)	875,000	875,000
Michigan, Certificate of Participation, Series 350, 1.76%*, 9/1/2011 (c)	4,850,000	4,850,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 1.66%*, 12/1/2023, National City Bank (b)	1,430,000	1,430,000
		18,905,000
Missouri 0.4%
Missouri, Health & Educational Facilities Authority, Health Facilities Revenue, Barnes Hospital Project, 1.7%*, 12/1/2015, JP Morgan Chase Bank (b)	3,339,000	3,339,000
New Jersey 2.1%
New Jersey, Economic Development Authority, Economic Development Revenue, Foreign Trade Zone Project, 1.72%*, 12/1/2007, Bank of New York (b)	2,195,000	2,195,000
New Jersey, Floating Rate Trust Receipts, 144A, Series L56J-D, 1.25%*, 6/24/2005	14,000,000	14,000,000
New Jersey, Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing, Series B, 1.7%*, 7/1/2035, Chase Manhattan Bank (b)	750,000	750,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.3%*, 3/1/2012	1,300,000	1,300,000
		18,245,000
New Mexico 1.1%
Albuquerque, NM, Airport Facilities Revenue, Series A, 1.8%*, 7/1/2020 (c)	5,200,000	5,200,000
Farmington, NM, Hospital Revenue, San Juan Regional Medical Center Project, Series B, 1.72%*, 6/1/2028, Bank of Nova Scotia (b)	4,500,000	4,500,000
		9,700,000
New York 3.3%
City of Rochester, NY, 1.25%, 1/13/2005	19,000,000	19,000,000
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, 1.77%*, 6/15/2025 (c)	300,000	300,000
New York, NY, General Obligations, Series A-3, 1.69%*, 8/1/2031, BNP Paribas (b)	315,000	315,000
New York, NY, State Local Government Assistance Corp., Series A-BV, 1.61%*, 4/1/2021 (c)	1,225,000	1,225,000
New York, NY, Triborough Bridge & Tunnel Authority, Series A, 1.69%*, 1/1/2031 (c)	7,675,000	7,675,000
		28,515,000
North Carolina 0.8%
North Carolina, Medical Care Community Health Care Facilities Revenue, First Mortgage-Friends Homes, 1.68%*, 9/1/2033, Bank of America NA (b)	7,000,000	7,000,000
Ohio 5.0%
Akron, OH, Hospital Revenue District, Health Care Facilities Summer Project, 1.7%*, 12/1/2032, KBC Bank NV (b)	7,260,000	7,260,000
Cleveland, OH, Waterworks Revenue, Series M, 1.72%*, 1/1/2033 (c)	13,800,000	13,800,000
Franklin County, OH, Senior Care Revenue, Hospital Revenue, Sereis II-R-55, 1.75%*, 6/1/2017	12,000,000	12,000,000
Hunron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center:
Series A, 1.72%*, 12/1/2027, National City Bank (b)	8,100,000	8,100,000
Series A, 1.72%*, 12/4/2027, National City Bank (b)	1,600,000	1,600,000
		42,760,000
Oklahoma 1.6%
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project:
1.71%*, 6/1/2032 (c)	5,765,000	5,765,000
1.71%*, 7/1/2032 (c)	7,930,000	7,930,000
		13,695,000
Oregon 3.7%
Oregon, Tax Anticipation Notes, 2.25%, 11/15/2004	17,900,000	17,922,342
Portland, OR, Industrial Development Revenue, 1.7%*, 4/1/2035 (c)	4,500,000	4,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 1.74%*, 5/1/2034, Bank of America NA (b)	9,560,000	9,560,000
		31,982,342
Pennsylvania 3.1%
Allegheny County, PA, Hospital Development Authority Revenue, Presbyterian Hospital, Series D, 1.7%*, 3/1/2020 (c)	2,100,000	2,100,000
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 1.7%*, 7/15/2028	2,450,000	2,450,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 1.74%*, 11/1/2017 (c)	70,000	70,000
Delaware Valley, PA, Regional Finance Authority Revenue, Series PT-784, 1.74%*, 7/1/2026	6,200,000	6,200,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 1.69%*, 8/1/2016, Toronto - Dominion Bank (b)	1,065,000	1,065,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Modal-Drexel University, Series B, 1.69%*, 5/1/2033, Allied Irish Bank PLC (b)	5,725,000	5,725,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 1.73%*, 8/1/2034, Citizens Bank of Pennsylvania (b)	3,000,000	3,000,000
Pennsylvania, State School District (REV) Lease, Public School Building Authority, 144A, Series A42, 1.8%*, 6/1/2028 (c)	1,300,000	1,300,000
Philadelphia, Redevelopment Authority Housing Revenue, Multi-family Courts Project, Series A, 1.74%*, 6/1/2025, First Union National Bank (b)	2,405,000	2,405,000
Philadelphia, PA, Hospital & Higher Education Facilities Authority Revenue, Children's Hospital Project, Series B, 1.71%*, 7/1/2025	1,995,000	1,995,000
		26,310,000
South Carolina 3.5%
South Carolina, Jobs Economic Development Authority, Health Care Facilties Revenue, Baptist Ministries, Inc., 1.69%*, 7/1/2020, Wachovia Bank NA (b)	380,000	380,000
South Carolina, Jobs Economic Development Authority, Heathwood Hall Episcopal, 1.69%*, 8/1/2029, Wachovia Bank NA (b)	8,600,000	8,600,000
South Carolina, Project Revenue, Economic Development Authority, Sisters of Charity Hospitals, 1.73%*, 11/1/2032, Wachovia Bank NA (b)	10,000,000	10,000,000
South Carolina, Public Service Authority:
1.4%, 10/4/2004	2,000,000	2,000,000
1.4%, 10/5/2004	9,024,000	9,024,000
		30,004,000
Tennessee 1.1%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing:
1.76%*, 7/1/2031, Bank of America NA (b)	1,500,000	1,500,000
1.76%*, 1/1/2033, Bank of America NA (b)	3,805,000	3,805,000
1.76%*, 7/1/2034, Bank of America NA (b)	1,800,000	1,800,000
Memphis, TN, General Obligation, Series A, 1.73%*, 8/1/2007	2,180,000	2,180,000
		9,285,000
Texas 13.8%
Brownsville, TX, Utility Systems Revenue, Series B, 1.72%*, 9/1/2027 (c)	4,520,000	4,520,000
Corpus Christi, TX, Electric Revenue, Utility Systems Revenue, 1.75%*, 7/15/2010 (c)	3,940,000	3,940,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital, 1.72%*, 12/1/2032	4,200,000	4,200,000
Houston, TX, Airport System Revenue, Special Facilities, 1.74%*, 7/1/2032 (c)	10,000,000	10,000,000
Houston, TX, General Obligation, Series C, 1.17%*, 11/9/2004	12,500,000	12,500,000
Houston, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Buckingham Senior Living Center, Series C, 1.69%*, 2/15/2034, LaSalle Bank NA (b)	18,190,000	18,190,000
Houston, TX, Utility Systems Revenue, 1.2%*, 10/20/2004	5,000,000	5,000,000
Houston, TX, Water & Sewer Revenue, Series 120, 1.73%*, 12/1/2023	4,900,000	4,900,000
San Antonio, TX, Electric & Gas, Series A, 1.32%*, 10/14/2004	5,000,000	5,000,000
Texas, Higher Education Revenue, University of Texas, Series B-14, 1.72%*, 8/15/2022	2,000,000	2,000,000
Texas, Lower Colorado River Authority, 1.17%, 10/4/2004	20,000,000	20,000,000
Texas, State (REV) Lease, Trust Certificates, Series 9056, 144A, 1.76%*, 7/21/2010 (c)	10,990,000	10,990,000
Texas, State General Obligation, Series R-4020, 1.75%*, 10/1/2022	2,370,000	2,370,000
Texas, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005	13,000,000	13,163,807
Texas, Water & Sewer Revenue, Water Development Board Revenue, State Revolving Fund, 1.72%*, 7/15/2022	1,350,000	1,350,000
		118,123,807
Virginia 0.7%
Chesapeake Bay, VA, Transportation/Tolls Revenue, Bridge and Tunnel Commission, Series A-39, 1.74%*, 7/1/2025 (c)	4,180,000	4,180,000
Spotsylvania County, VA, Industrial Development Authority Revenue, 1.74%*, 4/1/2023, Wachovia Bank NA (b)	1,500,000	1,500,000
		5,680,000
Washington 5.3%
King County, WA, State General Obligation, 5.25%, 12/1/2004 (c)	5,525,000	5,562,704
Port Tacoma, WA, State General Obligation, Core City, Series R-4036, 1.75%*, 12/1/2025 (c)	5,365,000	5,365,000
Washington, Electric Revenue, Northwest Energy, 1.75%*, 7/1/2017 (c)	9,925,000	9,925,000
Washington, Energy Northwest Electric Revenue, Series R-4524, 1.75%*, 7/1/2018 (c)	5,470,000	5,470,000
Washington, Housing Finance Community Nonprofit Housing Revenue, Emerald Heights Project, 1.67%*, 7/1/2033, Bank of America NA (b)	9,165,000	9,165,000
Washington, Municipal Securities Trust Certificates, Series 9058, 144A, 1.76%*, 9/23/2010 (c)	9,990,000	9,990,000
		45,477,704
West Virginia 0.2%
Monongalia County, WV, Building Commission Hospital Revenue, Monongalia General Hospital, Series A, 1.72%*, 7/1/2017, Bank One of West Virginia (b)	1,820,000	1,820,000
Wisconsin 1.2%
Milwaukee, WI, Water & Sewer Revenue, 1.75%*, 6/1/2022 (c)	3,615,000	3,615,000
Wisconsin, Transportation Authority Revenue, 1.4%*, 12/10/2004	6,400,000	6,400,000
		10,015,000
Total Municipal Investments (Cost $853,822,552)		853,822,552

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $853,822,552) (a)	99.8	853,822,552
Other Assets and Liabilities, Net	0.2	1,476,176
Net Assets	100.0	855,298,728

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2004.
(a) The cost for federal income tax purposes was $853,822,552.
(b) Security includes a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	8.6%
FGIC	Financial Guaranty Insurance Company	7.8%
FSA	Financial Security Assurance	8.6%
MBIA	Municipal Bond Investors Assurance	10.1%

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2004 (Unaudited)
Assets	Prime Series	Treasury Series	Tax-Free Series
Investments: Investments, at amortized cost	$ 2,336,024,795	$ 460,276,452	$ 853,822,552
Repurchase agreements, at amortized cost	315,547,949	-	-
Total Investments, at amortized cost	2,651,572,744	460,276,452	853,822,552
Cash	30,130,075	911	-
Receivable for securities sold	-	99,901,750	235,022
Interest receivable	3,378,970	316,007	2,279,783
Receivable for Fund shares sold	-	-	109,649
Other assets	37,982	7,068	43,985
Total assets	2,685,119,771	560,502,188	856,490,991
Liabilities
Due to custodian bank	-	-	491,765
Dividends payable	244	1,386	-
Payable for Fund shares redeemed	9,085	-	109,650
Payable for investments purchased	30,130,122	99,937,388	-
Accrued management fee	688,240	91,945	210,583
Accrued distribution fees	481,494	69,465	157,675
Accrued shareholder servicing fees	135,366	20,041	38,785
Accrued custodian and accounting fees	23,678	11,469	17,024
Other accrued expenses and payables	591,189	139,309	166,781
Total liabilities	32,059,418	100,271,003	1,192,263
Net assets	$ 2,653,060,353	$ 460,231,185	$ 855,298,728
Composition of Net Assets
Accumulated distributions in excess of net investment income	(444,164)	(90,854)	(150,683)
Accumulated net realized gain (loss)	15,952	42,947	(36,992)
Paid-in capital	2,653,488,565	460,279,092	855,486,403
Net assets	$ 2,653,060,353	$ 460,231,185	$ 855,298,728

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of September 30, 2004 (Unaudited) (continued)
Net Asset Value	Prime Series	Treasury Series	Tax-Free Series
Computation of Net Asset Value, Offering and Redemption Price Per Share
Prime Shares, Treasury Shares, and Tax-Free Shares, respectively Net assets	$ 2,308,746,366	$ 347,943,174	$ 594,116,060
Shares of capital stock outstanding	2,308,751,034	347,907,989	594,210,714
Net Asset Value per share	$ 1.00	$ 1.00	$ 1.00
Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares, respectively Net assets	$ 337,288,145	$ 112,288,011	$ 261,182,668
Shares of capital stock outstanding	337,311,230	112,297,936	261,194,940
Net Asset Value per share	$ 1.00	$ 1.00	$ 1.00
Class A Shares Net assets	$ 3,799,614	$ -	$ -
Shares of capital stock outstanding	3,804,102	-	-
Net Asset Value per share	$ 1.00	$ -	$ -
Class B Shares Net assets	$ 3,102,542	$ -	$ -
Shares of capital stock outstanding	3,099,929	-	-
Net Asset Value per share	$ 1.00	$ -	$ -
Class C Shares Net assets	$ 123,686	$ -	$ -
Shares of capital stock outstanding	123,810	-	-
Net Asset Value per share	$ 1.00	$ -	$ -

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2004 (Unaudited)
Investment Income	Prime Series	Treasury Series	Tax-Free Series
Interest	$ 18,783,743	$ 2,730,957	$ 5,082,253
Expenses:
Management fee	3,816,279	583,181	1,229,561
Transfer agent fees	1,021,481	156,976	266,480
Custodian and accounting fees	136,714	67,108	85,448
Auditing	21,463	13,689	16,378
Legal	20,349	14,855	10,209
Directors' fees and expenses	48,055	9,666	19,621
Reports to shareholders	167,586	-	4,564
Registration fees	58,350	22,702	30,581
Distribution fees	3,134,562	450,935	793,038
Shareholder servicing fees	876,150	126,262	222,051
Other	48,322	13,930	24,205
Total expenses	9,349,311	1,459,304	2,702,136
Less: fee waivers and/or expense reimbursements	(32,231)	(84,065)	(6,233)
Net expenses	9,317,080	1,375,239	2,695,903
Net investment income	9,466,663	1,355,718	2,386,350
Net realized gain (loss) on investment transactions	2,623	17,349	5,851
Net increase (decrease) in net assets from operations	$ 9,469,286	$ 1,373,067	$ 2,392,201

The accompanying notes are an integral part of the financial statements.

Prime Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations: Net investment income	$ 9,466,663	$ 18,440,390
Net realized gain (loss)	2,623	32,960
Net increase (decrease) in net assets resulting from operations	9,469,286	18,473,350
Distributions to shareholders from: Net investment income: Prime Shares	(8,126,592)	(13,937,204)
Prime Institutional Shares	(1,894,994)	(4,146,883)
Class A Shares	(6,383)	(27,001)
Class B Shares	(878)	(5,702)
Class C Shares	(31)	(187)
Quality Shares	(1,264)	(5,308)
Total distributions	(10,030,142)	(18,122,285)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	1,490,249,323	3,778,478,261
Reinvestment of distributions	10,012,737	18,119,786
Cost of shares redeemed	(1,920,098,514)	(4,170,034,415)
Net increase (decrease) in net assets from Fund share transactions	(419,836,454)	(373,436,368)
Increase (decrease) in net assets	(420,397,310)	(373,085,303)
Net assets at beginning of period	3,073,457,663	3,446,542,966
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $444,164 and $119,315, respectively)	$ 2,653,060,353	$ 3,073,457,663

The accompanying notes are an integral part of the financial statements.

Treasury Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations: Net investment income	$ 1,355,718	$ 2,361,127
Net realized gain (loss)	17,349	25,598
Net increase (decrease) in net assets resulting from operations	1,373,067	2,386,725
Distributions to shareholders from: Net investment income: Treasury Shares	(945,946)	(1,566,997)
Treasury Institutional Shares	(529,389)	(801,414)
Total distributions	(1,475,335)	(2,368,411)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	439,264,420	818,248,199
Reinvestment of distributions	1,467,141	2,355,582
Cost of shares redeemed	(456,556,163)	(874,905,520)
Net increase (decrease) in net assets from Fund share transactions	(15,824,602)	(54,301,739)
Increase (decrease) in net assets	(15,926,870)	(54,283,425)
Net assets at beginning of period	476,158,055	530,441,480
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $90,854 and $28,763, respectively)	$ 460,231,185	$ 476,158,055

The accompanying notes are an integral part of the financial statements.

Tax-Free Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Operations: Net investment income	$ 2,386,350	$ 4,009,761
Net realized gain (loss)	5,851	16,332
Net increase (decrease) in net assets resulting from operations	2,392,201	4,026,093
Distributions to shareholders from: Net investment income: Tax-Free Shares	(1,509,515)	(2,209,091)
Tax-Free Institutional Shares	(1,087,009)	(1,599,231)
Total distributions	(2,596,524)	(3,808,322)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	708,989,283	1,472,948,677
Reinvestment of distributions	2,595,871	3,808,152
Cost of shares redeemed	(826,956,621)	(1,404,230,862)
Net increase (decrease) in net assets from Fund share transactions	(115,371,467)	72,525,967
Increase (decrease) in net assets	(115,575,790)	72,743,738
Net assets at beginning of period	970,874,518	898,130,780
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $150,683 and $59,491, respectively)	$ 855,298,728	$ 970,874,518

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Prime Shares
Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0033	.0050	.0108	.0270	.0578	.0480
Less: Distributions from net investment income	(.0033)	(.0050)	(.0108)	(.0270)	(.0578)	(.0480)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.33**	.47	1.08	2.74	5.94	4.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	2,308,746	2,665,759	2,879,253	4,320,764	5,735,781	5,772,616
Ratio of expenses (%)	.70*	.67	.70	.67	.66	.66
Ratio of net investment income (%)	.61*	.51	1.10	2.76	5.77	4.86

Prime Institutional Shares
Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0052	.0087	.0140	.0302	.0610	.0511
Less: Distributions from net investment income	(.0052)	(.0087)	(.0140)	(.0302)	(.0610)	(.0511)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.52**	.88	1.40	3.06	6.28	5.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	337,288	394,967	544,146	750,110	671,539	637,767
Ratio of expenses (%)	.31*	.30	.38	.36	.34	.34
Ratio of net investment income (%)	1.00*	.88	1.42	3.01	6.01	5.18
[a] For the six months ended September 30, 2004 (Unaudited). * Annualized ** Not annualized

Treasury Shares
Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0027	.0039	.0098	.0250	.0539	.0431
Less: Distributions from net investment income	(.0027)	(.0039)	(.0098)	(.0250)	(.0539)	(.0431)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.27**	.40	.99	2.53	5.53	4.40
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	347,943	376,821	390,982	745,638	866,508	790,443
Ratio of expenses before expense reductions (%)	.71*	.68	.67	.64	.61	.66
Ratio of expenses after expense reductions (%)	.67*	.63	.62	.59	.56	.61
Ratio of net investment income (%)	.48*	.39	1.01	2.47	5.36	4.31

Treasury Institutional Shares
Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0047	.0077	.0130	.0281	.0571	.0462
Less: Distributions from net investment income	(.0047)	(.0077)	(.0130)	(.0281)	(.0571)	(.0462)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.47**	.78	1.31	2.85	5.86	4.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	112,288	99,337	139,460	199,932	137,520	98,668
Ratio of expenses before expense reductions (%)	.32*	.29	.35	.33	.31	.34
Ratio of expenses after expense reductions (%)	.28*	.24	.30	.28	.26	.29
Ratio of net investment income (%)	.87*	.78	1.33	2.71	5.66	4.62
[a] For the six months ended September 30, 2004 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Tax-Free Shares
Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0024	.0031	.0074	.0168	.0333	.0276
Less: Distributions from net investment income	(.0024)	(.0031)	(.0074)	(.0168)	(.0333)	(.0276)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.24**	.32	.74	1.69	3.38	2.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	594,116	650,986	699,983	1,006,613	1,701,940	1,664,370
Ratio of expenses (%)	.71*	.70	.67	.65	.64	.65
Ratio of net investment income (%)	.42*	.34	.74	1.76	3.31	2.78

Tax-Free Institutional Shares
Years Ended March 31,	2004[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0042	.0070	.0107	.0200	.0363	.0306
Less: Distributions from net investment income	(.0042)	(.0070)	(.0107)	(.0200)	(.0363)	(.0306)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.42**	.70	1.07	2.01	3.69	3.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	261,183	319,888	198,148	168,137	173,956	117,446
Ratio of expenses (%)	.33*	.32	.35	.33	.34	.35
Ratio of net investment income (%)	.81*	.72	1.06	1.98	3.62	3.09
[a] For the six months ended September 30, 2004 (Unaudited). * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Cash Reserve Fund, Inc. (the `Fund') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland. The Prime Series, the Treasury Series and the Tax-Free Series (the "Series") are the three series the Fund offers to investors.

The Prime Series offers six classes of shares to investors: Cash Reserve Prime Shares (`Prime Shares'), Scudder Cash Reserve Prime Class A Shares (`Class A Shares'), Scudder Cash Reserve Prime Class B Shares (`Class B Shares'), Scudder Cash Reserve Prime Class C Shares (`Class C Shares'), and Cash Reserve Prime Institutional Shares (`Prime Institutional Shares'). Certain detailed information for the Class A Shares, Class B Shares and Class C Shares is provided separately and is available upon request. Effective May 28, 2004, the last shareholder redeemed their shares in Quality Cash Reserve Prime Shares.

The Treasury Series offers two classes of shares to investors: Cash Reserve Treasury Shares (`Treasury Shares') and Cash Reserve Treasury Institutional Shares (`Treasury Institutional Shares').

The Tax-Free Series offers two classes of shares to investors: Cash Reserve Tax-Free Shares (`Tax-Free Shares') and Cash Reserve Tax-Free Institutional Shares (`Tax-Free Institutional Shares').

All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of each Series is as follows: Prime Series and Treasury Series - to seek as high a level of current income as is consistent with preservation of capital and liquidity; Tax-Free Series - to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. Details concerning the Series' investment objectives and policies and the risk factors associated with the Series' investments are described in the Series' Prospectus and Statement of Additional Information.

B. Valuation of Securities

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Dividend income is recorded on the ex-dividend date. Estimated expenses are also accrued daily.

Distribution or service fees and transfer agent fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. Distributions

The Fund distributes its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. Federal Income Taxes

It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. Repurchase Agreements

The Prime Series and Treasury Series may enter into repurchase agreements with certain banks and broker/dealers whereby the Series, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Series has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Series' claims on the collateral may be subject to legal proceedings.

G. Expenses

Expenses of the Fund arising in connection with a specific Series are allocated to that Series. Other Fund expenses which cannot be directly attributed to a Series are apportioned among the Series in the Fund.

H. Estimates

In preparing its financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions. Actual results may be different.

Note 2-Fees and Transactions with Affiliates

Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each Series. The Fund pays the Advisor an annual fee based on its aggregate average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount in excess of $3.5 billion.

In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and payable monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Tax-Free Series' average daily net assets.

Accordingly, for the six months ended September 30, 2004, the fee pursuant to the management agreement was equivalent to an annual effective rate of 0.27%, 0.25% and 0.28% of the average daily net assets of the Prime Series, Treasury Series and Tax-Free Series, respectively.

For the period April 1, 2004 through August 2, 2004, the Advisor voluntarily waived 0.05% of average net assets on the Treasury Series. Accordingly, for the six months ended September 30, 2004, the Advisor waived $80,305 of operating expenses for the Treasury Series.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived expenses on Class A, B and C shares of the Prime Series.

ICCC is the Fund's accounting agent. Each Series paid the accounting agent a fixed fee of $13,000 on assets up to $10 million. On assets greater than $10 million, each Series paid the accounting agent an annual fee based on its average daily net assets which was calculated daily and paid monthly. Scudder Fund Accounting Corporation (`SFAC'), an affiliate of the Advisor, is responsible for the general accounting records and determining the daily net asset value per share of the Fund. SFAC has retained State Street Bank and Trust Company (`State Street') as a sub-agent that performs fund accounting and administration services.

Scudder Investments Service Company (`SISC'), an affiliate of the Advisor, is the Fund's transfer agent. Each class paid the transfer agent a per account fee that is accrued daily and paid monthly. For the six months ended September 30, 2004, the amount charged to the Fund by SISC was as follows:

	Total Aggregated	Transfer Agent Fees Waived	Unpaid at September 30, 2004
Prime Series: Prime Shares	$ 975,047	$ -	$ 459,339
Prime Institutional Shares	21,883	-	13,303
Class A Shares	9,228	58	8,030
Class B Shares	9,924	9,924	-
Class C Shares	2,429	2,429	-
Quality Shares	327	-	-
Treasury Series: Treasury Shares	$ 149,783	$ -	$ 101,858
Treasury Institutional Shares	6,040	-	2,876
Tax-Free Series: Tax-Free Shares	$ 249,982	$ -	$ 136,237
Tax-Free Institutional Shares	14,628	-	7,942

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. (`DST'), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expenses of such delegations are borne by SISC, not by the Fund.

As compensation for his or her services, each Independent Director receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services.

Note 3-Distribution and Service Fees

Scudder Distributors, Inc. (`SDI') is the Fund's Distributor. Each Series pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Prime Shares, Class A Shares, Treasury Shares and Tax-Free Shares average daily net assets, 0.60% of the Quality Cash Shares average daily net assets and 0.75% of the Class B Shares and Class C Shares average daily net assets. The Fund does not pay fees on the Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares. For the six months ended September 30, 2004, the Distribution Fee was as follows:

	Total Aggregated	Unpaid at September 30, 2004
Prime Series: Prime Shares	$ 3,111,756	$ 478,850
Class A Shares	5,221	817
Class B Shares	14,043	1,755
Class C Shares	506	72
Quality Shares	3,036	-
Treasury Series: Treasury Shares	$ 450,935	$ 69,465
Tax-Free Series: Tax-Free Shares	$ 793,038	$ 157,675

Each Series pays the Distributor a shareholder servicing fee based on the average daily net assets which is calculated daily and paid monthly at the following rates of 0.07% of Prime Shares, Treasury Shares and Tax-Free Shares, and 0.25% of Class B and Class C Shares. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares. For the six months ended September 30, 2004, the shareholder servicing fee was as follows:

	Total Aggregated	Shareholder Servicing Fee Waived	Unpaid at September 30, 2004
Prime Series: Prime Shares	$ 871,301	$ -	$ 134,066
Class B Shares	4,681	1,137	1,253
Class C Shares	168	28	47
Treasury Series: Treasury Shares	$ 126,262	$ -	$ 20,041
Tax-Free Series: Tax-Free Shares	$ 222,051	$ -	$ 38,785

For the six months ended September 30, 2004, the Advisor has agreed to reimburse $17,434, $3,744 and $6,079 for expenses for the Prime Series, Treasury Series and Tax-Free Series, respectively.

Note 4-Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended September 30, 2004, the Fund's custodian fees were reduced by $1,221, $16 and $154 for the Prime Series, the Treasury Series, and the Tax-Free Series, respectively, under this arrangement.

Note 5-Share Transactions

The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in capital stock were as follows (at net asset value of $1.00 per share):

	Six Months Ended September 30, 2004		Year Ended March 31, 2004
Prime Series:	Shares	Dollars	Shares	Dollars
Sold:
Prime Shares	849,051,286	$ 849,051,286	2,192,158,383	$ 2,192,158,382
Prime Institutional Shares	640,798,726	640,798,726	1,585,368,740	1,585,368,740
Class A Shares	397,844	397,844	491,136	491,136
Class B Shares	300	300	19,023	19,023
Class C Shares	-	-	-	-
Quality Cash Shares	1,092	1,167	440,980	440,980
		$ 1,490,249,323		$ 3,778,478,261
Reinvested:
Prime Shares	8,110,863	$ 8,110,863	13,937,204	$ 13,937,204
Prime Institutional Shares	1,895,044	1,895,044	4,144,719	4,144,719
Class A Shares	5,557	5,557	27,001	27,001
Class B Shares	807	807	5,327	5,327
Class C Shares	30	30	155	155
Quality Cash Shares	436	436	5,380	5,380
		$ 10,012,737		$ 18,119,786
Redeemed:
Prime Shares	(1,213,673,463)	$ (1,213,673,463)	(2,419,926,242)	$ (2,419,925,662)
Prime Institutional Shares	(700,317,984)	(700,317,984)	(1,738,713,361)	(1,738,713,361)
Class A Shares	(1,358,287)	(1,358,287)	(4,558,264)	(4,558,264)
Class B Shares	(1,487,434)	(1,487,434)	(6,331,370)	(6,331,370)
Class C Shares	(15,226)	(15,226)	(236,381)	(236,381)
Quality Cash Shares	(3,246,120)	(3,246,120)	(269,377)	(269,377)
		$ (1,920,098,514)		$ (4,170,034,415)
Net Decrease:
	(419,836,529)	$ (419,836,454)	(373,436,947)	$ (373,436,368)

	Six Months Ended September 30, 2004		Year Ended March 31, 2004
Treasury Series:	Shares	Dollars	Shares	Dollars
Sold:
Treasury Shares	294,989,461	$ 294,989,462	647,805,963	$ 647,805,963
Treasury Institutional Shares	144,274,958	144,274,958	170,442,236	170,442,236
		$ 439,264,420		$ 818,248,199
Reinvested:
Treasury Shares	937,752	$ 937,752	1,554,168	$ 1,554,168
Treasury Institutional Shares	529,389	529,389	801,414	801,414
		$ 1,467,141		$ 2,355,582
Redeemed:
Treasury Shares	(324,728,632)	$ (324,728,633)	(663,529,340)	$ (663,529,340)
Treasury Institutional Shares	(131,827,530)	(131,827,530)	(211,376,180)	(211,376,180)
		$ (456,556,163)		$ (874,905,520)
Net decrease:
	(15,824,602)	$ (15,824,602)	(54,301,739)	$ (54,301,739)

	Six Months Ended September 30, 2004		Year Ended March 31, 2004
Tax-Free Series:	Shares	Dollars	Shares	Dollars
Sold:
Tax-Free Shares	432,022,070	$ 432,022,070	987,484,261	$ 987,484,259
Tax-Free Institutional Shares	276,967,213	276,967,213	485,464,418	485,464,418
		$ 708,989,283		$ 1,472,948,677
Reinvested:
Tax-Free Shares	1,508,861	$ 1,508,862	2,208,926	$ 2,208,926
Tax-Free Institutional Shares	1,087,009	1,087,009	1,599,226	1,599,226
		$ 2,595,871		$ 3,808,152
Redeemed:
Tax-Free Shares	(490,233,414)	$ (490,233,414)	(1,038,868,940)	$ (1,038,868,940)
Tax-Free Institutional Shares	(336,723,207)	(336,723,207)	(365,361,922)	(365,361,922)
		$ (826,956,621)		$ (1,404,230,862)
Net increase/(decrease):
	(115,371,468)	$ (115,371,467)	72,525,969	$ 72,525,967

Note 6-Tax Disclosures

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to distribution reclassifications. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At March 31, 2004, the Tax-Free Series had a net tax basis capital loss carryforward of approximately $41,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2008 ($21,000) and March 31, 2009 ($20,000), the respective expiration dates, whichever occurs first.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Note 7.-Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Note 8-Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Notes

Notes

Notes

Notes

Notes

the six-month period ended September 30, 2002, and offer an outlook for the months ahead.

Cash Reserve Fund, Inc.
P.O. Box 1346
Baltimore, MD 21203

DBABCR-3-RM
(04/95)
Printed 11/04

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                     Deutsche Bank Alex Brown Cash Reserves Portfolio

By:                             /s/Julian Sluyters
                                ---------------------------
                                Julian Sluyters
                                Chief Executive Officer

Date:                           December 6, 2004
                                ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                     Deutsche Bank Alex Brown Cash Reserves Portfolio

By:                            /s/Julian Sluyters
                               ---------------------------
                               Julian Sluyters
                               Chief Executive Officer

Date:                          December 6, 2004
                               ---------------------------

By:                            /s/Paul Schubert
                               ---------------------------
                               Paul Schubert
                               Chief Financial Officer

Date:                          December 6, 2004
                               ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:            Deutsche Bank Alex Brown Cash Reserves Treasury Portfolio

By:                    /s/Julian Sluyters
                       ---------------------------
                       Julian Sluyters
                       Chief Executive Officer

Date:                  December 6, 2004
                       ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:            Deutsche Bank Alex Brown Cash Reserves Treasury Portfolio

By:                    /s/Julian Sluyters
                       ---------------------------
                       Julian Sluyters
                       Chief Executive Officer

Date:                  December 6, 2004
                       ---------------------------

By:                    /s/Paul Schubert
                       ---------------------------
                       Paul Schubert
                       Chief Financial Officer

Date:                  December 6, 2004
                       ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:            Deutsche Bank Alex Brown Cash Reserves Tax-Free Portfolio

By:                    /s/Julian Sluyters
                       ---------------------------
                       Julian Sluyters
                       Chief Executive Officer

Date:                  December 6, 2004
                       ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:            Deutsche Bank Alex Brown Cash Reserves Tax-Free Portfolio

By:                    /s/Julian Sluyters
                       ---------------------------
                       Julian Sluyters
                       Chief Executive Officer

Date:                  December 6, 2004
                       ---------------------------

By:                    /s/Paul Schubert
                       ---------------------------
                       Paul Schubert
                       Chief Financial Officer

Date:                  December 6, 2004
                       ---------------------------